Leases - Supplemental cash flow information and other related information - Subnote (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Lease
Operating lease liabilities		$ 154,114		$ 152,588
Operating ROU assets		$ 141,748		$ 131,921
Operating Lease Right Of Use Asset Statement Of Financial Position Extensible List		Other Assets		Other Assets
Branches closure | PB
Lease
Lease termination payment	$ 7,800
Corporate office buildings
Lease
Operating lease liabilities			$ 16,800
Operating ROU assets			$ 16,800